13 Investments in joint venture (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
InvestmentsLineItems [Line Items]
Current assets	R$ 8,349	R$ 12,282
Non-current assets	10,472	23,623
Total assets	18,821	35,905
Current liabilities	8,786	13,930
Non-current liabilities	8,688	12,274
Shareholders' equity	1,347	9,701		R$ 3,024
Total non-current liabilities	18,821	35,905
Income Statements
Income	36,043	28,082	R$ 23,017
Operating profit	1,189	1,076	1,076
Net income for the year	1,556	R$ 1,060	R$ 1,076
Bellamar Empreendimento e Participacao S.A [member]
InvestmentsLineItems [Line Items]
Total actions - in millions	R$ 162
Percentage interest in company	50.00%
Current assets	R$ 22
Non-current assets	370
Total assets	392
Current liabilities
Non-current liabilities
Shareholders' equity	392
Total non-current liabilities	392
Income Statements
Income
Operating profit	118
Net income for the year	118
Financeira Itau CBD S.A. [member]
InvestmentsLineItems [Line Items]
Total actions - in millions	R$ 352
Percentage interest in company	17.88%
Current assets	R$ 6,737
Non-current assets	52
Total assets	6,789
Current liabilities	5,610
Non-current liabilities	22
Shareholders' equity	1,157
Total non-current liabilities	6,789
Income Statements
Income	989
Operating profit	555
Net income for the year	R$ 329